SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN (Details) - Restricted Stock Units [Member] - shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	27,609	16,908
Granted	14,583	23,400
Vested and Issued	(13,896)	(10,631)
Forfeited	(1,199)	(2,068)
Beginning balance	27,097	27,609